INCOME TAX EXPENSES (Tax Rate Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAX EXPENSES [Abstract]
Income tax computed at PRC statutory tax rate (25%)	$ 2,954	¥ 19,137	¥ 22,029	¥ (35,716)
Effect of different tax rates in different jurisdictions	1,756	11,374	(2,311)	(13,105)
Non-deductible expenses	$ 254	¥ 1,648	1,251	¥ 757
Research and development super deduction			¥ (13,562)
Effect of expired tax losses				¥ 452
Other adjustments	$ (28)	¥ (184)	¥ 82	(238)
Changes in valuation allowance	(7,252)	(46,975)	¥ (7,489)	¥ 47,850
Income Tax Expense (Benefit), Total	$ (2,316)	¥ (15,000)